UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:  BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$3,000,240
Alaska — 1.5%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	610,470
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,624,756
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,321,638

		7,556,864
Arizona — 2.3%
City of Phoenix Civic Improvement Corp., RB, Civil Plaza Expansion Project, Sub-Series A, 5.00%, 7/01/37	8,000	8,144,720
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,633,664
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,733,330
5.25%, 10/01/28	250	286,930

		11,798,644
Arkansas — 0.1%
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	535	619,118
California — 19.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	4,150	4,495,155
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
0.00%, 8/01/37	3,250	1,126,157
0.00%, 8/01/38	7,405	2,440,688
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	910,625
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,809,690
Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$2,000	$2,264,840
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	5,000	4,800,750
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,532,837
Series A-1, 5.75%, 3/01/34	1,150	1,333,011
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,800	3,136,840
County of Orange California Sanitation District, COP, Series B (AGM) (c):
5.00%, 2/01/17	3,500	3,817,100
5.00%, 2/01/17	1,200	1,308,720
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,354,780
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,111,617
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	6,110	6,873,506
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (a)	5,000	2,703,900
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (a)	10,030	6,057,017
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	4,125	3,555,214
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (c)	770	855,354
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,945	1,402,189
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (a)	5,000	2,183,700

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (a)	$4,005	$1,712,418
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (b)	10,000	10,044,200
San Diego California Unified School District, GO (a):
CAB, Election of 2008, Series C, 0.00%, 7/01/38	2,200	904,816
CAB, Election of 2008, Series G, 0.00%, 7/01/34	900	382,104
CAB, Election of 2008, Series G, 0.00%, 7/01/35	950	381,188
CAB, Election of 2008, Series G, 0.00%, 7/01/36	1,430	536,608
CAB, Election of 2008, Series G, 0.00%, 7/01/37	950	335,863
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (a)	1,725	971,106
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	2,825	2,893,760
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,058,769
5.00%, 8/01/38	760	884,017
State of California, GO, 5.50%, 4/01/28	5	5,022
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,000	2,304,120
5.00%, 9/01/41	2,300	2,638,100
5.00%, 10/01/41	1,300	1,493,297
State of California, GO:
Various Purpose, 5.00%, 4/01/42	1,500	1,729,800
Various Purposes, 5.50%, 3/01/40	2,000	2,340,040
State of California Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	955	1,104,572
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	1,825	1,869,694
Municipal Bonds	Par (000)	Value
California (concluded)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (a)	$15,000	$6,648,450

		101,311,634
Colorado — 1.5%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,207,241
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	4,755	5,485,748

		7,692,989
Florida — 10.6%
City of Lakeland Florida, RB, Regional Health, 5.00%, 11/15/40 (d)	2,175	2,497,835
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,765	5,168,119
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,488,850
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	3,037,878
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,528,512
5.38%, 10/01/32	1,700	1,924,689
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,866,214
County of Miami-Dade Florida, RB, Seaport Department:
Series B, AMT, 6.00%, 10/01/30	870	1,085,221
Series A, 6.00%, 10/01/38	2,755	3,419,726
Series B, AMT, 6.25%, 10/01/38	560	702,867
Series B, AMT, 6.00%, 10/01/42	895	1,093,994
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	300,989
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/40	1,000	1,078,390
Series A, 5.50%, 10/01/36	6,490	7,565,393

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Aviation, Refunding ARB (concluded):
Series A, AMT, 5.00%, 10/01/32	$3,550	$4,038,267
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (c)	2,000	2,139,940
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,825	3,348,699
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	423,904
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,605,952
5.38%, 10/01/29	1,900	2,228,434
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,486,188
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,931,785
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	754,033
(AMBAC), 5.00%, 10/01/36	1,500	1,595,505

		54,311,384
Georgia — 1.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,467,929
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	680	813,402
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	260	297,370
5.00%, 4/01/33	190	216,013
Municipal Bonds	Par (000)	Value
Georgia (concluded)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design (concluded):
5.00%, 4/01/44	$855	$964,107

		5,758,821
Illinois — 18.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,500	6,507,655
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,930	1,938,531
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (a)	13,000	6,302,530
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/33	3,710	4,034,588
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	1,250	1,332,950
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
General Senior Lien, Series C, 5.38%, 1/01/39	4,090	4,694,011
Passenger Facility Charge, Series B, 5.00%, 1/01/31	7,275	8,144,144
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	1,140	1,255,288
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,500	1,586,130
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,654,005
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	750	831,870
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	834,641
Sales Tax Receipts, 5.25%, 12/01/36	840	974,568
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	433,443
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	987,343

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	$2,710	$2,719,051
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.50%, 6/15/15 (c)	7,725	7,955,359
5.50%, 6/15/30	18,800	19,322,452
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (a)	15,000	8,208,300
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	4,625	1,262,209
4.25%, 6/15/42	1,605	1,674,817
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,077,849
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	4,379,136
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,270,553
5.50%, 7/01/33	1,100	1,259,203
5.25%, 2/01/34	1,140	1,267,794
5.50%, 7/01/38	1,840	2,093,350
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,436,792

		95,438,562
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,649,410
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	755,412
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	1,190	1,307,322
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/37	1,150	1,224,509
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	$1,300	$1,496,131
(AGC), 5.25%, 1/01/29	2,350	2,647,862

		9,080,646
Iowa — 3.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	7,700	8,925,763
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,755	1,891,399
5.70%, 12/01/27	1,755	1,881,816
5.80%, 12/01/29	1,190	1,277,965
5.85%, 12/01/30	1,595	1,714,226

		15,691,169
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	530	606,542
Lctcs Act 360 Project , 5.00%, 10/01/39	1,085	1,281,906
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,091,294

		3,979,742
Massachusetts — 1.8%
Massachusetts HFA, RB, S/F Housing, Series 124, AMT, 5.00%, 12/01/31	640	647,757
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,187,140
5.35%, 12/01/42	1,525	1,617,446
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	1,720	2,012,073

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$1,800	$1,969,092

		9,433,508
Michigan — 6.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	9,274,005
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	1,000	1,028,830
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	3,003,800
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	3,510	4,432,533
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,723,190
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,386,540
Series I-A, 5.38%, 10/15/41	1,000	1,160,090
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,925,359
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,040	1,125,301
Western Michigan University, Refunding RB, AGM, General, 5.00%, 11/15/39	520	597,657

		30,657,305
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,197,232
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,133,480
Municipal Bonds	Par (000)	Value
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$1,150	$1,354,068
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,716,705

		3,070,773
New Jersey — 9.5%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,610,249
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	1,048,238
School Facilities Construction, Series UU, 5.00%, 6/15/34	780	872,797
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,935	2,157,003
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,220	1,371,048
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	1,090	1,261,882
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	914,600
5.75%, 12/01/27	375	429,724
5.75%, 12/01/28	400	455,972
5.88%, 12/01/33	1,980	2,261,021
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,555	1,640,758
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,302,220
Transportation Program, Series AA, 5.00%, 6/15/38	2,405	2,670,801
Transportation System, CAB, Series A, 0.00%, 12/15/29 (a)	10,000	5,303,100
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,547,380
Transportation System, Series AA, 5.50%, 6/15/39	3,565	4,157,396

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.00%, 6/15/42	$6,450	$7,009,795

		49,013,984
New York — 3.6%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,563,942
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,175,710
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,350,480
State of New York HFA, RB, Affordable M/F Housing, Series B, AMT, 5.30%, 11/01/37	3,350	3,491,538
State of New York Thruway Authority, Refunding RB, General, Series G (AGM), 5.00%, 7/01/15 (c)	5,000	5,100,550

		18,682,220
Ohio — 0.8%
American Municipal Power Inc, Refunding RB, Series A, 5.00%, 2/15/42	470	541,938
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	919,597
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,133,132
5.25%, 2/15/33	1,325	1,576,193

		4,170,860
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	1,008,737
Series C, 5.50%, 12/01/33	760	932,292
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	933,666
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	$6,700	$7,773,407

		10,648,102
South Carolina — 4.8%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,761,300
5.50%, 7/01/41	2,725	3,204,082
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	387,616
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,863,425
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,914,302
Series E, 5.50%, 12/01/53	985	1,166,506
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,306,028

		24,603,259
Tennessee — 0.5%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	2,330	2,767,318
Texas — 14.4%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,159,470
Central Texas Turnpike System, Refunding RB, Second Tier, Series C, 5.00%, 8/15/34 (d)	3,830	4,379,414
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,427,638
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	880,316
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (c)	2,500	2,619,075

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	$2,870	$1,161,575
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,311,530
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	9,450	10,529,851
5.00%, 11/01/42	1,500	1,667,550
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,595,936
Leander Independent School District, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (a)	4,665	1,737,339
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,414,832
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,506,770
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	3,380	3,989,346
(NPFGC), 5.75%, 1/01/40	12,300	13,825,200
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	3,180	1,277,470
0.00%, 9/15/36	6,015	2,277,219
0.00%, 9/15/37	4,305	1,532,709
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,600	1,796,656
5.00%, 12/15/32	1,500	1,673,310
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	8,300	9,359,163

		74,122,369
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	20	20,345
Municipal Bonds	Par (000)	Value
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	$2,000	$2,196,560
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,439,400
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,719,010
Providence Health & Services, Series A, 5.25%, 10/01/39	850	973,310

		9,328,280
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	2,115,068
Total Municipal Bonds — 108.8%		559,203,916

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	2,750	3,030,527
California — 4.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,633,640
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	5,170	5,769,100
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,120	6,798,402
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/33	2,639	3,251,519

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$509	$594,276

		24,046,937
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,413,907
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,320	1,572,010
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,943,456

		5,515,466
Florida — 13.9%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (g)	2,700	2,949,291
5.00%, 10/01/37	6,000	6,553,980
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	6,443,084
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,743,457
County of Miami-Dade Florida Water & Sewer System, (AGM), 5.00%, 10/01/39	12,729	14,719,157
County of Orange Florida School Board, COP, Series A:
(NPFGC), 5.00%, 8/01/31 (c)	5,000	5,349,850
(AGC), 5.50%, 8/01/34	3,544	4,038,622
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,334,522
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,920,792
Miami-Dade County School Board, COP, Refunding, 5.25%, 5/01/27	11,350	12,667,054
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Florida (concluded)
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	$2,399	$2,636,412

		71,356,221
Illinois — 6.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,343,360
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	16,024,511
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	360	400,348
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	6,198	7,051,285
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,224,273
Series A, 5.00%, 1/01/38	2,878	3,271,037

		33,314,814
Michigan — 2.0%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,100	10,228,946
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	5,007	5,882,622
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,429	2,896,751

		8,779,373
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,888,054
New York — 7.6%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	4,066,120

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	$7,641	$8,850,271
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,722,138
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,217,254
Metropolitan Transportation Authority, RB, 5.25%, 11/15/44	4,750	5,695,392
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	12,164,797
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,540	1,809,870
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	1,500	1,723,530

		39,249,372
North Carolina — 0.3%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	1,690	1,757,972
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	894,793
South Carolina — 1.0%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	4,695	5,399,438
Texas — 3.8%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,368,873
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	1,006,198
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (concluded)
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	$4,750	$5,131,520
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	4,501	5,021,649
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (g)	2,000	2,184,240

		19,712,480
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	521,546
Washington — 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,754,970
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	3,930	4,790,631

		7,545,601
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	640	725,210
Series C, 5.25%, 4/01/39	2,000	2,235,760

		2,960,970
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.4%		238,616,417
Total Long-Term Investments (Cost — $711,094,863) — 155.2%		797,820,333

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	14,818,866	14,818,866
Total Short-Term Securities (Cost — $14,818,866) — 2.9%		14,818,866

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $725,913,729*) — 158.1%	$812,639,199
Liabilities in Excess of Other Assets — (1.2)%	(5,559,464)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6%)	(116,327,366)
VRDP Shares, at Liquidation Value — (34.3%)	(176,600,000)

Net Assets Applicable to Common Shares — 100.0%	$514,152,369

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$610,927,934

Gross unrealized appreciation	$86,741,920
Gross unrealized depreciation	(1,329,973)

Net unrealized appreciation	$85,411,947

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$4,379,414	$59,836
J.P. Morgan Securities LLC	$2,497,835	$12,180

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $21,239,237

(h)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	5,091,221	9,727,645	14,818,866	$1,483

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(389)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$50,910,375	$(1,456,043)
(200)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$24,268,750	(417,467)
Total					$(1,873,510)

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$797,820,333	—	$797,820,333
Short-Term Securities	$14,818,866	—	—	14,818,866

Total	$14,818,866	$797,820,333	—	$812,639,199

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,873,510)	—	—	$(1,873,510)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$708,000	—	—	$708,000
Liabilities:
TOB trust certificates	—	$(116,299,318)	—	(116,299,318)
VRDP Shares	—	(176,600,000)	—	(176,600,000)

Total	$708,000	$(292,899,318)	—	$(292,191,318)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2015	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2015